PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 364,259	$ 370,251
Less: Accumulated depreciation	(62,759)	(44,216)
Construction in progress	18,397	469
Property plant and equipment Net	319,897	326,504
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	263,392	281,801
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	40,288	35,751
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,531	1,833
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	21,627	13,445
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 37,421	$ 37,421